Additional Capital Disclosures	12 Months Ended
Dec. 31, 2017
Additional Capital Disclosures
Additional Capital Disclosures

(21) Additional Capital Disclosures

Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to cover our funding requirements through the capital markets at reasonable conditions, and in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP SE’s long-term credit rating is “A2” by Moody’s with stable outlook, and “A” by Standard & Poor’s with positive outlook.

Capital Structure

		12/31/2017		12/31/2016	∆ in %
	€ millions	% of Total Equity and Liabilities	€ millions	% of Total Equity and Liabilities
Equity	25,540	60	26,397	60	–3
Current liabilities	10,210	24	9,674	22	6
Non-current liabilities	6,747	16	8,205	19	–18
Liabilities	16,958	40	17,880	40	–5
Total equity and liabilities	42,497	100	44,277	100	–4

In 2017, we repaid €1,000 million in Eurobonds and US$442.5 million in U.S. private placements at maturity. Thus, the ratio of total financial debt to total equity and liabilities decreased by three percentage points to 15% at the end of 2017 (18% as at December 31, 2016).

Total financial debt consists of current and non-current bank loans, bonds, and private placements. The changes in our financial debts are reconciled to the cash flows from liabilities arising from financing activities below. For more information about our financial debt, see Note (17).

Reconciliation of Liabilities Arising from Financing Activities

€ millions	12/31/2016	Cash Flows	Business Combinations	Foreign Currency	Fair Value Changes	Other	12/31/2017
Current financial debt	–1,435	1,372	1	54	0	–1,290	–1,299
Non-current financial debt	–6,390	–8	0	144	0	1,289	–4,965
Financial debt (nominal volume)	–7,826	1,364	1	197	0	–1	–6,264
Basis adjustment	–86	0	0	–7	31	0	–62
Transaction costs	32	0	0	0	0	–7	26
Financial debt (carrying amount)	–7,880	1,364	1	191	31	–7	–6,301
Accrued interest	–45	0	0	2	0	9	–34
Assets held to hedge financial debt	47	0	0	1	–24	0	24
Total liabilities from financing activities	–7,878	1,364	1	194	7	2	–6,311

Reconciliation of Liabilities Arising from Financing Activities

€ millions	12/31/2015	Cash Flows	Business Combinations	Foreign Currency	Fair Value Changes	Other	12/31/2016
Current financial debt	–567	547	–6	4	0	–1,413	–1,435
Non-current financial debt	–8,607	852	–2	–46	0	1,413	–6,390
Financial debt (nominal volume)	–9,175	1,400	–8	–42	0	0	–7,826
Basis adjustment	–64	0	0	5	–27	0	–86
Transaction costs	44	0	0	0	0	–11	32
Financial debt (carrying amount)	–9,195	1,400	–8	–37	–27	–11	–7,880
Accrued interest	–45	0	0	1	0	–1	–45
Assets held to hedge financial debt	100	–43	0	–3	–6	0	47
Total liabilities from financing activities	–9,141	1,357	–8	–40	–33	–12	–7,878

While we continuously monitor the ratios presented in and below the capital structure table above, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net liquidity.

Group Liquidity

€ millions	2017	2016	∆
Cash and cash equivalents	4,011	3,702	309
Current investments	774	971	–196
Group liquidity	4,785	4,673	112
Current financial debt	–1,299	–1,435	136
Net liquidity 1	3,486	3,238	248
Non-current financial debt	–4,965	–6,390	1,425
Net liquidity 2	–1,479	–3,153	1,673

Distribution Policy

Our general intention is to remain in a position to return liquidity to our shareholders by distributing annual dividends totaling more than 40% (2016: 35%) of our profit after tax and by potentially repurchasing treasury shares in future.

In 2017, we distributed €1,499 million (€1.25 per share) in dividends for 2016 compared to €1,378 million paid in 2016 for 2015 and €1,316 million paid in 2015 for 2014. Aside from the distributed dividend, in 2017, we also returned €500 million to our shareholders by repurchasing treasury shares.

As a result of our equity-settled share-based payments transactions (as described in Note (27)), we have commitments to grant SAP shares to employees. We intend to meet these commitments by reissuing treasury shares or to fulfill these obligations through an agent who administers the equity-settled programs and therefor purchases shares on the open market.